BASIS OF PREPARATION (Details Narrative) - USD ($)		12 Months Ended
	Jul. 20, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Raise of capital		$ 165	$ 50
Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Raise of capital	$ 20,000,000